Long-term Debt - Summary of Components (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended			12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	May 31, 2015	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term debt
Decrease in total debt outstanding	$ 22,700
Loss on extinguishment of debt							$ 16,417	$ 4,084	$ 21,524
Long-term debt components
Total debt							791,039	1,055,045
Less: debt issuance costs							10,837	20,975
Less: current portion							18,000	21,099
Total long-term debt							762,202	1,012,971
Initial Secured Credit Facilities
Long-term debt
Loss on extinguishment of debt				$ 9,349			9,349
Initial First Lien Credit Facilities
Long-term debt
Decrease in applicable interest rates (as a percent)			0.50%
Loss on extinguishment of debt						$ 4,084		4,084
Initial Second Lien Credit Facilities
Long-term debt
Outstanding borrowings repaid		$ 223,000
Voluntary prepayment of borrowings		$ 13,100
Loss on extinguishment of debt					$ 7,068		7,068
Term Loan A | Restated Credit Agreement
Long-term debt
Maximum borrowing capacity	250,000			250,000
Long-term debt components
Total debt							246,694
Term Loan B | Restated Credit Agreement
Long-term debt
Maximum borrowing capacity	550,000			550,000
Long-term debt components
Total debt							$ 544,345
Term loan | Initial First Lien Credit Facilities
Long-term debt components
Total debt								792,167
Term loan | Initial Second Lien Credit Facilities
Long-term debt components
Total debt								$ 262,878
Revolver | Restated Credit Agreement
Long-term debt
Maximum borrowing capacity	$ 100,000			$ 100,000